Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit requirement	¥ 200
Allowance for credit losses	¥ 1,996	¥ 931	¥ 268
Residual value rate	5.00%			5.00%
Impairment for long-term investments
Contract liabilities	940	4,575		$ 129
Revenue recognized		4,575	221
Capitalized costs
Total expenses on employee benefits	1,243	1,480	2,059
Unrecognized tax benefits
Dessription of limitations on use	The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 0.1 million ($13,700). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Lease term	12 years			12 years
Number of reportable segment	1
Channel One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues generated gross	¥ 51,962	199,525	103,174
Channel Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues generated gross	497,078	229,541	45,850
Sales of Products [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues generated gross	272,438	117,654
Revenues generated net	¥ 123	¥ 4,709
VAT rate	9.00%
Services [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rate	6.00%
Retail Sales [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rate	13.00%
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate	1			1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate	7.2993			7.2993